Summary of Restricted Stock Activity (Detail) - $ / shares	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Predecessor
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average Grant-Date Fair Value, Beginning Balance Outstanding	$ 24.19		$ 23.58
Weighted-average Grant-Date Fair Value, Ending Balance Outstanding			$ 24.19
Number of Shares Beginning Balance Outstanding	350,838		363,630
Number of Shares Ending Balance Outstanding			350,838
Restricted Stock Units (RSUs) | Time Based Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average Grant-Date Fair Value, Granted		$ 24.40
Weighted-average Grant-Date Fair Value, Cancelled/forfeited		24.15
Weighted-average Grant-Date Fair Value, Ending Balance Outstanding		$ 24.41
Number of Shares, Granted		1,203,379
Number of Shares, Cancelled/forfeited		(45,733)
Number of Shares Ending Balance Outstanding		1,157,646
Restricted Stock Units (RSUs) | Time Based Shares | Predecessor
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average Grant-Date Fair Value, Beginning Balance Outstanding	$ 54.48		$ 49.17
Weighted-average Grant-Date Fair Value, Vested	$ 54.48		49.39
Weighted-average Grant-Date Fair Value, Cancelled/forfeited			49.62
Weighted-average Grant-Date Fair Value, Ending Balance Outstanding			$ 54.48
Number of Shares Beginning Balance Outstanding	183		89,639
Number of Shares, Vested	(183)		(76,006)
Number of Shares, Cancelled/forfeited			(13,450)
Number of Shares Ending Balance Outstanding			183
Restricted Stock Units (RSUs) | Performance Based Shares | Predecessor
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average Grant-Date Fair Value, Beginning Balance Outstanding			$ 61.75
Weighted-average Grant-Date Fair Value, Cancelled/forfeited			$ 61.75
Number of Shares Beginning Balance Outstanding			156,851
Number of Shares, Cancelled/forfeited			(156,851)